BRIDGES INVESTMENT FUND, INC.


                         SECOND QUARTER OR SEMI-ANNUAL


                                      2000








                               CONTENTS OF REPORT


      Pages 1 - 2        Shareholder Letter

      Exhibit 1 Portfolio Transactions from April 1, 2000, through June 30, 2000

      Exhibit 2          Quarter-to-Quarter Changes in Financial Data


      Pages F1-F14       Unaudited Financial Statements for the
                         Six Months Ended June 30, 2000








      This report has been prepared for the information of the shareholders of Bridges Investment Fund, Inc. and is under no circumstances to be construed as an offering of shares of the Fund. Such offering is made only by Prospectus, a copy of which may be obtained by inquiry to the Fund's office.

                         BRIDGES INVESTMENT FUND, INC.
                              8401 West Dodge Road
                             Omaha, Nebraska 68114

                            Telephone  402-397-4700
                            Facsimile  402-397-8617



                                   Directors

                    Frederick N. Backer
                    Edson L. Bridges II
                    Edson L. Bridges III
                    N. P. Dodge, Jr.
                    John W. Estabrook
                    Jon D. Hoffmaster
                    John J. Koraleski
                    Roger A. Kupka
                    Gary L. Petersen
                    John T. Reed
                    Roy A. Smith
                    Janice D. Stoney
                    L.B. Thomas
                    John K. Wilson




                                    Officers

                    Edson L. Bridges II - Chairman and
                                            Chief Executive Officer
                    Edson L. Bridges III _ President and
                                             Chief Investment Officer
                    Brian M. Kirkpatrick _ Vice President
                    Mary Ann Mason - Secretary
                    Kathleen J. Stranik - Assistant Secretary
                    Nancy K. Dodge - Treasurer
                    Linda J. Morris _ Assistant Treasurer




                                    Auditor

                              KPMG LLP
                              Two Central Park Plaza
                              Suite 1501
                              Omaha, Nebraska 68102-1617




                               Corporate Counsel

                         Baird, Holm, McEachen,
                          Pedersen, Hamann & Strasheim
                         1500 Woodmen Tower
                         Omaha, Nebraska 68102

                                                          July 26, 2000

Dear Shareholder:

Investment Results

     Bridges Investment Fund, Inc. had a total return of -7.73% during the Second Quarter, 2000, based on a March 31, 2000, net asset value of $46.30 per share and a June 30, 2000, NAV of $42.63 per share. On a calendar year-to-date basis for the period ending June 30, Bridges Investment Fund had a total return of -6.19%. On a trailing 12-month basis for the period ending June 30, Bridges Investment Fund had a total return of 15.44%. By comparison, the S&P 500 had total returns of -2.66% for the Second Quarter, -0.42% for the first six months of the year, and 7.25% for the trailing 12 months ended June 30, 2000.

     The Second Quarter was characterized by continued volatility in the stock market. After an interim market peak of 5048.62 on March 10, the NASDAQ Composite fell 37.30% to a correction low of 3164.55 on May 23 before rallying 25.36% through the end of the quarter. The S&P 500 and the Dow Jones Industrial Average also experienced similar although not as significant price volatility during the quarter. We believe the price weakness experienced in the market in general and in technology stocks in particular (technology was the hardest hit sector during the quarter) was part of a normal and much needed corrective process that came about as market valuations reached unsustainable and, in many cases, inexplicable levels by mid March.

While the recent recovery in technology stocks has resulted in that segment of the market once again experiencing large valuations, we continue to believe that the technology sector offers the best potential for long-term growth in corporate profits. However, because of the volatile and ever changing nature of the technology industry and because of the high valuation levels accorded many technology stocks, this is likely to be an area of the market that continues to be characterized by very wide price swings throughout the remainder of 2000 and beyond. Our approach to investing in technology stocks will continue to emphasize the identification of those companies which we believe have dominant market share positions in fast growing markets and a demonstrable ability to manage through the change and volatility inherent in the industry.

     The following table summarizes the 10 largest equity holdings in the Fund as of June 30, 2000, and contains some relevant performance and valuation data:



                   06/30/00    %     % OF   TOT.   TOT.   TOT.   EPS   EPS             EPS
                                            RTN.   RTN.   RTN.                         LT.
NO. OF              MARKET     OF    TOTAL % CHG. % CHG. % CHG. 5 YR.   %   P/E  P/E FUTURE
                                                                HIST. CHG.
SHARESCOMPANY        VALUE  EQUITIE ASSETS  QTD.   YTD.    12    GR.   00  2000  2001  GR.
                               S                          MOS.   RATE  VS.            RATE
                                                                       99
20,000INTEL        2,673,760    4.3%   3.5%  1.3%   62.4%124.7%    20% 45%  39.8 37.0   20%
32,000EMC CORP     2,438,080    4.0%   3.2% 22.9%   40.8%179.8%    32% 38% 104.0 79.3   30%
48,000NOKIA        2,403,024    3.9%   3.2% -8.1%    4.5%118.2%      - 37%  64.0 49.4   30%
36,000CISCO        2,288,268    3.7%   3.0%-17.8%   18.7% 97.3%    35% 41% 120.0 92.1   30%
      SYSTEMS
40,000CAPITAL ONE  1,785,000    2.9%   2.4% -6.9%   -7.4%-19.9%    28% 31%  19.8 15.9   25%
      FIN'L
70,000WEST         1,771,910    2.9%   2.3% -1.7%    3.6%170.0%     5% 25%  26.4 22.0   22%
      TELESERVICES
40,000VODAFONE     1,670,000    2.7%   2.2%-24.9%  -15.7%  6.0%    27% 22%  56.4 58.8   30%
      AIRTOUCH
20,000MICROSOFT    1,600,000    2.6%   2.1%-24.7%  -31.5%-11.3%    45% 22%  47.3 42.6   25%
26,000QUALCOMM     1,560,000    2.5%   2.1%-59.8%  -65.9% 67.2%   292% 77%  56.6 43.5   40%
50,000GAP          1,550,000    2.5%   2.1%-37.8%  -32.6%-38.5%    36% 22%  20.1 16.6   20%

                   19,740,042  32.0%  26.2%


      TOTAL                           80.5%
      EQUITIES     60,702,650         80.5%
      TOTAL ASSETS 75,423,592





     While the Fund's short-term performance was disappointing during the Second Quarter, we believe it was explainable, as a number of the stocks that had driven a strong total return performance for the Fund during 1999 and the First Quarter of 2000 declined in the Second Quarter as near-term valuations reached high levels. During the Quarter, the Fund's equities had a total return of - 9.22%.

     Five technology stocks (Cisco, Echostar, Microsoft, Qualcomm, and Vodafone) accounted for 80% of the Fund's $5.4 million market value decline during the quarter. Three retail stocks (Gap, Home Depot, and Target) accounted for an additional $1.6 million market value decline, as investors sold off retail issues due to fears of slowing earnings growth in that sector in a rising interest rate environment. Excluding these eight stocks, the Fund's remaining common stocks would have produced a positive total return during a quarter in which the S&P 500 declined 0.42%. Qualcomm alone accounted for approximately 40% of the Fund's equity value decline during the quarter and $2.8 million of the $3.3 million market value decline in the Fund's common stocks for the first six months of the year. However, on a trailing 12-month basis, Qualcomm had a total return of 67.25% within the Fund, and we remain constructive on the long-term prospects for the company.

     As always, our focus will remain on holding in the Fund's portfolio those companies which we believe embody the best combination of above-average earnings and cash flow growth prospects and reasonable valuation characteristics. We will look to capitalize on the opportunities afforded us by the volatility we expect in the market over the next several quarters. We appreciate your confidence in our growth-oriented approach to investing and your patience during those periods of time when our short-term results may be disappointing.

Capital Gain Distribution

     On April 24, 2000, the Fund distributed $.6910571 per share in capital gains realized during the November 1, 1999, to December 31, 1999, time frame. This payment was declared by the Board of Directors with a record date of January 11, 2000, for the shares outstanding that were entitled to the distribution.

Dividend

     On July 11, 2000, the Board of Directors declared a $.105 per share dividend on the shares of capital stock outstanding on July 11, 2000, with this income distribution amount to be payable on or about July 24, 2000. This dividend is payable from net investment income earned during the April-June 2000 Quarter.

     The Board of Directors and the management thank you for your investment in our Fund.


                                   Sincerely yours,


                                   Edson L. Bridges III, CFA
                                   President


                                   Edson L. Bridges II, CFA
                                   Chairman

ELBIII:ELBII:kjs:elc




                                   Exhibit 1


                         BRIDGES INVESTMENT FUND, INC.

                             PORTFOLIO TRANSACTIONS
                             DURING THE PERIOD FROM
                      APRIL 1, 2000, THROUGH JUNE 30, 2000



                                          Bought or       Held After
               Securities                 Received        Transaction
          Common Stocks Unless            $1,000 Par      $1,000 Par
           Described Otherwise            Value (M)       Value (M)
                                          or Shares       or Shares
 <F1>(1)  AES Corporation                  10,000          20,000
 <F2>(2)  AT&T Corp. - Liberty Media        5,000          10,000
 <F3>(3)  American Express Company         10,000          15,000
          American International Group      1,875           5,000
          Amgen, Inc.                       1,000          13,000
 <F4>(4)  BP Amoco PLC Spons. ADR           6,560          19,792
          Broadcom Corp.                    6,000           7,500
          CSG Systems International, Inc.   2,000          22,000
          Carnival Corp. Class A            5,000           5,000
 <F5>(5)  Chase Manhattan Corp.             1,000           3,000
          Citigroup                         3,000           5,000
 <F6>(6)  Dow Chemical                     12,000          18,000
 <F7>(7)  EMC Corp.                        16,000          32,000
          Echostar Communications Corp.     6,000          16,000
          First Data Corp.                  5,000          15,000
 <F8>(8)  General Electric                 16,000          24,000
          I2 Technologies, Inc.             1,500           3,000
          Interpublic Group Cos., Inc.      1,000           5,000
          Medtronic, Inc.                   2,000           7,000
          Morgan Stanley Dean Witter,       3,000          13,000
           Discover & Co.
 <F9>(9)  Nokia                            36,000          48,000
          PMC - Sierra                      8,000           8,000
<F10>(10) Paychex, Inc.                     2,500           7,500
          Qualcomm, Inc.                    2,000          28,000
          Schwab, Charles Corp.             5,000           5,000
          Sun Microsystems, Inc.            3,000          13,000
<F11>(11) Texas Instruments, Inc.           5,000           8,000
          U. S. Bancorp                     5,000          10,000
          VERITAS Software Company          2,000           3,500
          West Teleservices                10,000          70,000
      Various Issues of Commercial Paper  120,845M          9,345M
         Notes Purchased during
         2nd Quarter, 2000











                                   Exhibit 1

                         BRIDGES INVESTMENT FUND, INC.

                             PORTFOLIO TRANSACTIONS
                             DURING THE PERIOD FROM
                      APRIL 1, 2000, THROUGH JUNE 30, 2000
                                  (Continued)





                                              Sold or       Held After
                 Securities                   Exchanged     Transacion
            Common Stocks Unless              $1,000 Par    $1,000 Par
             Described Otherwise              Value (M)     Value (M)
                                              or Shares     or Shares
          America Online, Inc.                10,000           --
<F12>(12) Atlantic Richfield                   4,000           --
          BP Amoco PLC Spons. ADR                792        19,000
          Boeing Co.                          12,000           --
          Broadcom Corp.                       5,500         2,000
          Brocade Communications               2,500           --
          Exxon Mobil Corp.                      280        13,000
          Gannett, Inc.                        8,000           --
          Hewlett Packard Co.                  6,000           --
          JDS Uniphase Corp.                   2,500           --
          Juniper Networks                     1,500           --
          Nucor Corp.                          5,500           --
          PMC - Sierra                         6,000         2,000
          Pepsico, Inc.                        4,000        20,000
          Qualcomm, Inc.                       2,000        26,000
          Verisign, Inc.                       1,000           --
          Veritas Software Co.                 1,500         2,000
     Various Issues of Commercial            116,925M          --
        Paper Notes maturing during
       2nd  Qtr., 2000


 <F1>(1) Received 10,000 shares in a 2-for-1 stock split on June 2, 2000.
 <F2>(2) Received 5,000 shares in a 2-for-1 stock split on June 12, 2000.
 <F3>(3) Received 10,000 shares in a 3-for-1 stock split on May 11, 2000.
 <F4>(4) Received 6,560 shares from the acquisition of Atlantic Richfield on
         April 18, 2000.
 <F5>(5) Received 1,000 shares in a 3-for-2 stock split on June 12, 2000.
 <F6>(6) Received 12,000 shares in a 3-for-1 stock split on June 19, 2000.
 <F7>(7) Received 16,000 shares in a 2-for-1 stock split on June 5, 2000.
 <F8>(8) Received 16,000 shares in a 3-for-1 stock split on May 8, 2000.
 <F9>(9) Received 36,000 shares in a 4-for-1 stock split on April 11, 2000.
<F10>(10) Received 2,500 shares in a 3-for-2 stock split on May 23, 2000.
<F11>(11) Received 3,500 shares in a 2-for-1 stock split on May 23, 2000.
<F12>(12) Converted 4,000 shares into BP Amoco PLC Spons. ADR stock upon their merger on April 18, 2000.



                                   Exhibit 2

                         BRIDGES INVESTMENT FUND, INC.

                   SELECTED HISTORICAL FINANCIAL INFORMATION

     - - - - - - - - - - - - -Year End Statistics - - - - - - - - - - - - -
Valuation       Net     Shares       Net Asset     Dividend/  Capital
  Date        Assets    Outstanding  Value/Share     Share    Gains/Share
 07-01-63    $  109,000       10,900    $10.00     $   -      $   -
 12-31-63       159,187       15,510     10.13        .07         -
 12-31-64       369,149       33,643     10.97        .28         -
 12-31-65       621,241       51,607     12.04        .285        .028
 12-31-66       651,282       59,365     10.97        .295        -
 12-31-67       850,119       64,427     13.20        .295        -
 12-31-68     1,103,734       74,502     14.81        .315        -
 12-31-69     1,085,186       84,807     12.80        .36         -
 12-31-70     1,054,162       90,941     11.59        .37         -
 12-31-71     1,236,601       93,285     13.26        .37         -
 12-31-72     1,272,570       93,673     13.59        .35         .08
 12-31-73     1,025,521      100,282     10.23        .34         .07
 12-31-74       757,545      106,909      7.09        .35         -
 12-31-75     1,056,439      111,619      9.46        .35         -
 12-31-76     1,402,661      124,264     11.29        .38         -
 12-31-77     1,505,147      145,252     10.36        .428        .862
 12-31-78     1,574,097      153,728     10.24        .481        .049
 12-31-79     1,872,059      165,806     11.29        .474        .051
 12-31-80     2,416,997      177,025     13.65        .55         .0525
 12-31-81     2,315,441      185,009     12.52        .63         .0868
 12-31-82     2,593,411      195,469     13.27        .78         .19123
 12-31-83     3,345,988      229,238     14.60        .85         .25
 12-31-84     3,727,899      278,241     13.40        .80         .50
 12-31-85     4,962,325      318,589     15.58        .70         .68
 12-31-86     6,701,786      407,265     16.46        .688        .86227
 12-31-87     7,876,275      525,238     15.00        .656       1.03960
 12-31-88     8,592,807      610,504     14.07        .85        1.10967
 12-31-89    10,895,182      682,321     15.97        .67         .53769
 12-31-90    11,283,448      744,734     15.15        .67         .40297
 12-31-91    14,374,679      831,027     17.30        .66         .29292
 12-31-92    17,006,789      971,502     17.51        .635        .15944
 12-31-93    17,990,556    1,010,692     17.80        .6225       .17075
 12-31-94    18,096,297    1,058,427     17.10        .59         .17874
 12-31-95    24,052,746    1,116,620     21.54        .575        .19289
 12-31-96    29,249,488    1,190,831     24.56        .55         .25730
 12-31-97    36,647,535    1,262,818     29.02        .5075       .30571
 12-31-98    48,433,113    1,413,731     34.26        .44        2.11648
 12-31-99    69,735,684    1,508,154     46.24        .30         .91088


 - - - Current Quarter Compared to Same Quarter in Prior Year - - -
Valuation       Net     Shares       Net Asset     Dividend/  Capital
  Date        Assets    Outstanding  Value/Share     Share    Gains/Share
 06-30-99    56,490,020    1,463,133     38.61       .075         -
 06-30-00    75,423,592    1,769,126     42.63       .085         -





                                      F-1

                         BRIDGES INVESTMENT FUND, INC.

                       SCHEDULE OF PORTFOLIO INVESTMENTS

                                 JUNE 30, 2000
                                  (Unaudited)
                                                    Number                    Market
                Title of Security                  of Shares      Cost        Value

      COMMON STOCKS - (80.5%)

Advertising _ 0.3%
  Interpublic Group of Companies, Inc. (The)       5,000      $   151,678  $   215,000

Banking and Finance  - 2.7%
  Chase Manhattan Corporation (The)                3,000      $    86,650  $   138,189
  First National of Nebraska, Inc.                   230          346,835      478,400
  State Street Corporation                         8,000           66,525      848,504
  U.S. Bancorp                                    10,000          282,657      192,500
  Wells Fargo & Co.                               10,000          138,173      387,500
                                                              $   920,840  $ 2,045,093

Beverages _ Soft Drinks  - 1.2%
  PepsiCo, Inc.                                   20,000      $   256,225  $   888,760

Broadcast Service/Program _ 0.3%
  AT&T Corporation _ Liberty Media*               10,000      $   248,596  $   243,750

Chemicals  - 0.7%
  The Dow Chemical Company                        18,000      $   396,947  $   549,900

Communications _ Radio and Television _ 1.0%
  Clear Channel Communications, Inc.*             10,000      $   366,954  $   750,000

Computers _ Hardware and Software  - 8.9%
  Cisco Systems, Inc.*                            36,000          290,726    2,288,268
  HNC Software, Inc.*                             18,000          598,741    1,111,500
  I2 Technologies, Inc.*                           3,000          480,406      312,798
  Microsoft Corporation*                          20,000           93,361    1,600,000
  Tibco Software, Inc.*                            6,000          153,194      643,380
  Transaction Systems Architects, Inc.*           32,000        1,102,118      547,840
  VERITAS Software Corporation*                    2,000          256,063      226,040
                                                              $ 2,974,609  $ 6,729,826

Computers _ Memory Devices _ 3.2%
  EMC Corporation/MASS*                           32,000      $   358,855  $ 2,438,080

Computers _ Micro _ 1.6%
  Sun Microsystems, Inc.*                         13,000      $   523,875  $ 1,182,194

Cruise Lines - 0.1%
  Carnival Corporation                             5,000      $   120,975  $    97,200

Data Processing and ManagemenT _ 2.6%
  CSG Systems*                                    22,000      $   734,563  $ 1,233,386
  First Data Corporation                          15,000          728,228      744,375
                                                              $ 1,462,791  $ 1,977,761


    *Nonincome-producing security

                                      F-2

                         BRIDGES INVESTMENT FUND, INC.

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                  (Continued)

                                 JUNE 30, 2000
                                  (Unaudited)
                                                    Number                    Market
                Title of Security                  of Shares      Cost        Value

       COMMON STOCKS   (Continued)

Diversified Operations _ 1.2%
  Berkshire Hathaway Inc., Class B *                 500      $   600,020  $   880,000

Drugs - Medicines _ Cosmetics  - 6.9%
  Abbott Laboratories                             15,000      $   169,395  $   665,550
  Amgen, Inc.*                                    13,000          314,250      913,250
  Bristol-Myers Squibb Co.                         8,000          141,675      461,000
  Elan Corporation PLC ADR*                       20,000          419,005      968,760
  Johnson & Johnson                               10,000          109,396    1,005,000
  Merck & Co., Inc.                               16,000          274,266    1,198,400
                                                              $ 1,427,987  $ 5,216,960
Electrical Equipment and Supplies  - 1.6%
  General Electric Co.                            24,000      $   147,473  $ 1,248,000

Electric _ Generation _ 1.8%
  AES Corporation*                                20,000      $   635,202  $   912,500
  Broadcom Corporation Class A*                    2,000          294,990      437,876
                                                              $   930,192  $ 1,350,376

Electronic Components _ Conductors _ 2.6%
  Altera Corporation*                             10,000      $   563,375  $ 1,019,380
  PMC - Sierra, Inc.*                              2,000          383,000      355,376
  Texas Instruments Incorporated                   8,000          686,206      549,504
                                                              $ 1,632,581  $ 1,924,260

Electronics  - 5.7%
  Flextronics International Ltd.*                  5,000      $   316,485  $   343,440
  Intel Corporation                               20,000          334,735    2,673,760
  Solectron Corporation *                         30,000          439,416    1,256,250
                                                              $ 1,090,636  $ 4,273,450

Finance _ Credit Cards _ 1.0%
  American Express Company                        15,000      $   543,410  $   781,875

Finance _ Diversified _ 1.8%
  Citigroup, Inc.                                  5,000      $   320,404  $   300,950
  Morgan Stanley, Dean Witter, Discover & Co.     13,000          659,100    1,082,250
                                                              $   979,504  $ 1,383,200

Finance _ Investment Banks _ 0.5%
  Merrill Lynch & Co., Inc.                        3,000      $   168,586  $   345,000

    *Nonincome-producing security

                                      F-3


                         BRIDGES INVESTMENT FUND, INC.

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                  (Continued)

                                 JUNE 30, 2000
                                  (Unaudited)
                                                    Number                    Market
                Title of Security                  of Shares      Cost        Value

       COMMON STOCKS   (Continued)

Finance - Real Estate  - 1.6%
  Freddie Mac                                     30,000      $   470,320  $ 1,215,000

Finance _ Services  - 2.8%
  Capital One Financial Corporation               40,000      $   866,856  $ 1,785,000
  Paychex, Inc.                                    7,500          154,125      315,000
                                                              $ 1,020,981  $ 2,100,000

Insurance _ Multiline  - 0.8%
  American International Group, Inc.               5,000      $   345,728  $   587,500

Internet Brokers _ 0.2%
  Charles Schwab Corporation (The)                 5,000      $   153,787  $   168,125

Linen Supply and Related Products - 0.3%
  Cintas Corporation*                              6,000      $   166,578  $   220,125

Medical Instruments - 0.5%
  Medtronic, Inc.                                  7,000      $   351,996  $   348,691

Motion Pictures and Theatres  - 1.1%
  The Walt Disney Company                         22,000      $   236,300  $   849,640

Petroleum Producing  - 3.9%
  BP Amoco PLC-Sponsored ADR                      19,000      $   443,238  $ 1,075,875
  Chevron Corporation                             10,000          340,535      849,380
  Exxon Mobil Corporation                         13,000          318,735    1,024,530
                                                              $ 1,102,508  $ 2,949,785

Publishing _ Electronic  - 0.7%
  Reuters Group PLC, ADR Sponsored                 5,199      $   166,303  $   519,578

Retail Stores _ Apparel and Clothing  - 2.1%
  Gap, Inc.                                       50,000      $   521,360  $ 1,550,000

Retail Stores _ Building Materials and Home
                   Improvement _ 2.0%
  The Home Depot, Inc.                            30,000      $   587,115  $ 1,500,000

Retail Stores _ Department  - 1.2%
  Target Corporation                              15,000      $   146,129  $   870,000


    *Nonincome-producing security

                                      F-4

                         BRIDGES INVESTMENT FUND, INC.

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                  (Continued)

                                 JUNE 30, 2000
                                  (Unaudited)
                                                    Number                    Market
                Title of Security                  of Shares      Cost        Value

       COMMON STOCKS   (Continued)

Telecommunications  - 9.7%
  Level 3 Communications *                        15,000      $   876,675  $ 1,320,000
  Sprint Corporation                              10,000           83,964      525,000
  Sprint PCS Corporation *                        15,000          424,658      892,500
  Vodafone Airtouch PLC Sponsored ADR             40,000          915,541    1,670,000
  VoiceStream Wireless Cororation*                 2,000          238,125      232,594
  West Teleservices Corporation*                  70,000        1,031,597    1,771,910
  WorldCom, Inc. *                                20,000          490,156      917,500
                                                              $ 4,060,716  $ 7,329,504


Telecommunications _ Equipment _ 5.3%
  Nokia Corporation Sponsored ADR                 48,000          492,858    2,403,024
  Qualcomm Incorporated *                         26,000          605,060    1,560,000
                                                              $ 1,097,918  $ 3,963,024

Telecommunications - Satellite - 0.7%
  EchoStar Communications Corporation*            16,000      $   906,306  $   529,744

Television _ Cable _ 0.5%
  Comcast Corporation*                            10,000      $   309,375  $   405,000

Transportation _ Airfreight _ 1.4%
  EGL, Inc. *                                     35,000      $   466,542  $ 1,076,250



       TOTAL COMMON STOCKS (Cost - $27,412,696)               $27,412,696  $60,702,651

       PREFERRED STOCKS  (1.1%)

Banking and Finance _ 0.7%
  CFB Capital II 8.20% Cumulative Preferred        5,000      $   125,000  $   104,375
  CFC Capital Trust 9.375% Preferred, Series B     5,000          125,000      112,500
  Harris Preferred Capital Corp.,                 10,000          250,000      210,000
     7.375%, Series A
  Silicon Valley Bancshares                        5,000          125,000      100,000
     8.25% Preferred Series I
                                                              $   625,000  $   526,875

Oil Comp. _ Exploration and Production _ 0.1%
  Canadian Occidental Petroleum Ltd.               5,000      $   125,000  $   114,375
    9.375% Preferred _ Series 1

    *Nonincome-producing security

                                      F-5


                         BRIDGES INVESTMENT FUND, INC.

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                  (Continued)

                                 JUNE 30, 2000
                                  (Unaudited)
                                                    Number                    Market
                Title of Security                  of Shares      Cost        Value

Utilities _ Electric _ 0.3%
  Tennessee Valley Authority 6.75%                10,000      $   250,000  $   217,030
    Variable Preferred Series D

     Total Preferred Stocks (Cost - $1,000,000)               $ 1,000,000  $   858,280

       Total Stocks (Cost - $28,412,696)                      $28,412,696  $61,560,931


      DEBT SECURITIES (17.7%)

Auto-Cars/Light Trucks _ 0.3%
  General Motors Corporation 7.700% Debentures
     due April 15, 2016                           $250,000    $   252,320  $   245,700

Energy _ Alternate Sources - 0.3%
  CalEnergy Co., Inc., 7.630% Notes
    due October 15, 2007                          $200,000    $   200,000  $   195,940

Hotels and Motels _ 0.3%
  Marriot International 7.875% Notes Series C
    due September 15, 2009                        $250,000    $   250,068  $   243,900

Household Appliances and Utensils - 0.1%
  Maytag Corp., 9.750% Notes,
    due May 15, 2002                              $100,000    $   102,200  $   104,011

Retail Stores _ Department - 0.3%
  Dillard Department Stores, Inc., 7.850%
    Debentures, due October 1, 2012               $150,000    $   151,347  $   123,705

  Sears Roebuck & Co., 9.375% Debentures
    due November 1, 2011                           100,000    $   106,399      105,948
                                                              $   257,746  $   229,653

Telecommunications _ 0.3%
  Level 3 Communications, Inc., 9.125% Senior     $250,000    $   241,938  $   224,900
    Notes due May 1, 2008

U.S. Government _ 3.7%
  U.S. Treasury, 8.750% Notes,
    due August 15, 2000                            200,000    $   211,900  $   200,687

  U.S. Treasury, 8.000% Notes,
    due May 15, 2001                               200,000        199,052      202,560




                                      F-6


                         BRIDGES INVESTMENT FUND, INC.

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                  (Continued)

                                 JUNE 30, 2000
                                  (Unaudited)
                                                   Principal                  Market
                Title of Security                   Amount        Cost        Value

     DEBT SECURITIES   (Continued)

  U.S. Treasury, 7.500% Notes,
    due May 15, 2002                               200,000        214,098      203,740

  U.S. Treasury, 10.750% Bonds
    due February 15, 2003                          200,000        219,525      220,500

  U.S. Treasury, 7.250% Notes,
    due May 15, 2004                               300,000        303,245      309,600

  U.S. Treasury, 7.500% Notes,
    due February 15, 2005                          300,000        305,871      314,610

  U.S. Treasury, 9.375% Bonds,
    due February 15, 2006                          200,000        256,223      228,969

  U.S. Treasury, 7.625% Bonds,
    due February 15, 2007                          300,000        307,910      304,830

  U.S. Treasury, 8.750% Bonds,
    due November 15, 2008                          200,000        237,472      213,160

  U.S. Treasury, 9.125% Bonds,
    due May 15, 2009                               200,000        234,910      217,594

  U.S. Treasury, 7.500% Bonds,
    due November 15, 2016                          300,000        308,539      338,310
                                                              $ 2,798,744  $ 2,754,560

Commercial Paper _ Short Term _ 12.4%
  American Express Credit Corporation
    Commercial Paper Note 6.48%
    due July 7, 2000                              $  735,000  $   735,000  $   735,000

  Ford Motor Credit Corporation
    Commercial Paper Note 6.59%
    due July 7, 2000                               3,000,000    3,000,000    3,000,000

  General Electric Credit Corporation
    Commercial Paper Note 6.57%
    due July 5, 2000                               1,910,000    1,910,000    1,910,000





                                      F-7




                         BRIDGES INVESTMENT FUND, INC.

                       SCHEDULE OF PORTFOLIO INVESTMENTS

                                 JUNE 30, 2000
                                  (Unaudited)
                                                   Principal                  Market
                Title of Security                   Amount        Cost         Value

      DEBT SECURITIES    (Continued)

  Prudential Funding Corporation
    Commercial Paper Note 6.64%
    due July 5,2000                                3,700,000    3,700,000    3,700,000
                                                              $ 9,345,000  $ 9,345,000

     TOTAL DEBT SECURITIES (Cost - $13,448,016)               $13,448,016  $13,343,664


TOTAL INVESTMENTS IN SECURITIES - (99.3%)
  (Cost - $41,860,712)                                        $41,860,712  $74,904,595
CASH AND RECEIVABLES
  LESS TOTAL LIABILITIES _ (0.7%)                                              518,997
NET ASSETS, June 30, 2000 _ (100.0%)                                       $75,423,592







                   The accompanying notes to financial statements
                     are an integral part of this schedule.




                                      F-8



                         BRIDGES INVESTMENT FUND, INC.

                      STATEMENT OF ASSETS AND LIABILITIES

                                 JUNE 30, 2000
                                  (Unaudited)

ASSETS
                                                       Amount
  Investments, at market value
     Common and preferred stocks
       (cost $28,412,696)                           $61,560,931
     Debt securities (cost $13,448,016)              13,343,664
          Total investments                         $74,904,595

  Cash                                                  259,391
  Receivables
     Dividends and interest                              95,662
     Subscriptions to capital stock                     304,970

TOTAL ASSETS                                        $75,564,618

LIABILITIES
  Redemption of capital stock                       $    14,300
  Investment advisor, management and
    service fees payable                                 92,655
  Accrued operating expenses                             34,071
TOTAL LIABILITIES                                   $   141,026

NET ASSETS
  Capital stock, $1 par value -
   Authorized 3,000,000 shares,
     1,769,126 shares outstanding                   $ 1,769,126

  Paid-in surplus -                                  38,985,509
          Net capital paid in on shares             $40,754,635



  Net unrealized appreciation
      on investments                                  1,418,372
   Accumulated undistributed
      net realized gains                             33,043,883
  Accumulated undistributed
      net investment income                             206,702
TOTAL NET ASSETS                                    $75,423,592

NET ASSET VALUE PER SHARE                              $42.63

OFFERING PRICE PER SHARE                               $42.63

REDEMPTION PRICE PER SHARE                             $42.63



                   The accompanying notes to financial statements
                    are an integral part of this statement.



                                      F-9



                         BRIDGES INVESTMENT FUND, INC.

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED JUNE 30, 2000
                                  (Unaudited)


INVESTMENT INCOME                                       Amount       Amount
   Interest                                             $404,576
   Dividends  (Net of foreign withholding taxes
                  of $3,038)                             197,824

        Total Investment Income                                    $   602,400

EXPENSES
   Management fees                                    $  181,838
   Custodian fees                                         23,184
   Insurance and Other Administrative Fees                12,698
   Bookkeeping services                                   11,518
   Printing and supplies                                  10,283
   Professional services                                   6,045
   Dividend disbursing and transfer
      agent fees                                          14,402
   Computer programming                                    2,500
   Taxes and licenses                                        532


        Total Expenses                                             $   263,000

           NET INVESTMENT INCOME                                   $   339,400


NET REALIZED AND UNREALIZED
   GAIN ON INVESTMENTS

   Net realized gain on transactions in
        investment securities                        $1,418,372

   Net decrease in unrealized
        appreciation of investments                  (6,307,093)

        NET REALIZED GAIN AND
           UNREALIZED LOSS ON INVESTMENTS                          $(4,888,721)


NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $(4,549,321)






                   The accompanying notes to financial statements
                    are an integral part of this statement.




                                      F-10



                         BRIDGES INVESTMENT FUND, INC.


                      STATEMENTS OF CHANGES IN NET ASSETS

                FOR THE SIX MONTHS ENDED JUNE 30, 2000 AND 1999
                                  (Unaudited)

                                                 2000           1999
INCREASE IN NET ASSETS
  Operations -
     Net investment income                   $    339,400    $   209,109
     Net realized gain on transactions in
       investment securities                    1,418,372        526,587
     Net decrease in unrealized
       appreciation of investments             (6,307,093)     5,660,229
           Net decrease in net assets
           resulting from operations         $ (4,549,321)$ 6,395,925

  Net equalization credits                          9,694       1,223

  Distributions to shareholders from -
     Net investment income                       (143,785)       (108,250)
     Net realized gain from investment
       transactions                            (1,058,779)        -
  Return of capital                                  -            -
  Net capital share transactions               11,430,099      1,768,009

           Total increase in Net Assets      $  5,687,908    $ 8,056,907


NET ASSETS:
  Beginning of year                          $ 69,735,684    $48,433,113


  End of six months                          $ 75,423,592    $56,490,020


                   The accompanying notes to financial statements
                   are an integral part of these statements.




                         BRIDGES INVESTMENT FUND, INC.

                         NOTES TO FINANCIAL STATEMENTS

                                 JUNE 30, 2000
                                  (Unaudited)



(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

          Bridges Investment Fund, Inc. (Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The primary investment objective of the Fund is long-term capital appreciation. In pursuit of that objective, the Fund invests primarily in common stocks. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

     A.  Investments -

               Security transactions are recorded on the trade date at purchase cost or sales proceeds. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis.

               Securities owned are reflected in the accompanying statement of assets and liabilities and the schedule of portfolio investments at quoted market value. Quoted market value represents the last recorded sales price on the last business day of the calendar year for securities traded on a national securities exchange. If no sales were reported on that day, quoted market value represents the closing bid price. The cost of investments reflected in the statement of assets and liabilities and the schedule of portfolio investments is the same as the basis used for Federal income tax purposes. The difference between cost and quoted market value of securities is reflected separately as unrealized appreciation (depreciation) as applicable.



          Net unrealized appreciation
           (depreciation):                   2000      1999    Net Change
          Aggregate gross unrealized
          appreciation
          on securities                 $34,780,980  $28,835,225

          Aggregate gross unrealized
          depreciation
          on securities                  (1,737,097)    (404,984)

               Net                       $33,043,883  $28,430,241  $4,613,642



          The net realized gain (loss) from the sales of securities is determined for income tax and accounting purposes on the basis of the cost of specific securities. The gain computed on the basis of average cost would have been substantially the same as that reflected in the accompanying statement of operations.

     B. Federal Taxes -

               The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and not be subject to federal income tax. Therefore, no income tax provision is required. The Fund also intends to distribute its taxable net investment income and realized gains, if any, to avoid the payment of any federal excise taxes.

               The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains or losses were recorded by the Fund.

     C. Distribution To Shareholders -

               The Fund accrues income dividends to shareholders on a quarterly basis as of the ex-dividend date. Distributions of net realized gains are made on an annual basis to shareholders as of the ex-dividend date.

     D. Equalization -

               The Fund uses the accounting practice of equalization by which a portion of the proceeds from sales and costs of redemption of capital shares, equivalent on a per share basis to the amount of undistributed net investment income on the date of the transactions, is credited or charged to undistributed income. As a result, undistributed net investment income per share is unaffected by sales or redemption of capital shares.

     E. Use of Estimates

               The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.



(2)  INVESTMENT ADVISORY CONTRACT

               Under an Investment Advisory Contract, Bridges Investment Counsel,Inc.(Investment Adviser) furnishes investment advisory services and performs certain administrative functions for the Fund. In return, the Fund has agreed to pay the Investment Adviser a fee computed on a quarterly basis at the rate of 1/8 of 1% of the average net asset value of the Fund during the quarter, equivalent to 1/2 of 1% per annum. Certain officers and directors of the Fund are also officers and directors of the Investment Adviser. These officers do not receive any compensation from the Fund other than that which is received indirectly through the Investment Adviser.

          The contract between the Fund and the Investment Adviser provides that total expenses of the Fund in any year, exclusive of stamp and other taxes, but including fees paid to the Investment Adviser, shall not exceed, in total, a maximum of 1 and 1/2% of the average month end net asset value of the Fund for the year. Amounts, if any, expended in excess of this limitation are reimbursed by the Investment Adviser as specifically
     identified in the Investment Advisory Contract.   There were no amounts
     reimbursed in the six months ended June 30, 2000.





(3)  DIVIDEND DISBURSING AND TRANSFER AGENT

          Dividend disbursing and transfer agent services are provided by Bridges Investor Services, Inc. (Transfer Agent). The fees paid to the Transfer Agent are intended to approximate the cost to the Transfer Agent for providing such services. Certain officers and directors of the Fund are also officers and directors of the Transfer Agent.




(4)       SECURITY TRANSACTIONS

          The cost of long-term investment purchases during the six months ended June 30, was:



                                                         2000           1999
      United States government obligations            $    --        $    --
      Other Securities                                 12,927,031     5,407,284
                    Total Cost                        $12,927,031    $5,407,284


            Net proceeds from sales of long-term investments during the six months ended June 30, were:



                                                         2000           1999

      United States government obligations            $    --        $  200,500
      Other Securities                                 7,614,006      2,599,557

                     Total Net Proceeds               $7,614,006     $2,800,057


                     Total Cost Basis of
                       Securities Sold                $6,195,634     $2,273,470




(5)  NET ASSET VALUE

           The net asset value per share represents the effective price for all subscriptions and redemptions.

(6)  CAPITAL STOCK

      Shares of capital stock issued and redeemed are as follows:




                                                         2000           1999
            Shares sold                                   261,706      60,520
            Shares issued to shareholders in
              reinvestment of net investment
              income and realized gain from
              security transactions                        25,332         5,988
                                                          287,038        66,508
            Shares redeemed                                26,066        17,106
              Net increase                                260,972        49,402

      Value of capital stock issued and redeemed is as follows:



                                                         2000            1999

             Shares sold                              $11,496,850    $2,176,038
             Shares issued to shareholders in
               reinvestment of net investment
               income and realized gain from
               security transactions                    1,068,927       210,768
                                                      $12,565,777    $2,386,806
             Shares redeemed                            1,135,678       618,797
               Net increase                           $11,430,099    $1,768,009




(7)  DISTRIBUTION TO SHAREHOLDERS

      On April 24, 2000, a capital gains distribution of $.6910571 per share was paid from transactions made between December 1, 1999 and December 31, 1999. The total payment was $1,058,779 as shown in the Statement of Changes in Net Assets on Page F-10. This distribution was paid to shareholders of record on January 14, 2000.

      On July 11, 2000, a cash distribution of $.105 per share was declared from net investment income accrued and earned through June 30, 2000. The total amount of the dividend to be paid is $186,396.29. The dividend will be paid on July 24, 2000, to shareholders of record on July 11, 2000.